Investment in Associate and Joint Ventures (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands, ft² in Millions			1 Months Ended		12 Months Ended
		Oct. 04, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 CAD ($) ft²	Jan. 30, 2018 $ / shares	Jul. 31, 2019 CAD ($) $ / shares		Jul. 31, 2018 CAD ($) $ / shares	Jul. 31, 2019 USD ($)	Jul. 31, 2019 EUR (€)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 CAD ($)
Disclosure of joint ventures [line items]
Capitalized transaction costs					$ 212
Interest income					5,187	[1]	$ 2,115
Cash consideration of investment	[1]				$ 13,427
Warrants issued during period, weighted average exercise price | $ / shares				$ 5.60	$ 6.00		$ 4.34
Truss - Investment in Associate
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		42.50%
Number of shares held | shares		42,500
Capitalized fair value of warrant consideration		$ 42,386
Capitalized transaction costs					$ 721		$ 0
Share of net loss					(2,796)		0
Cash consideration of investment					11,476		0
Carrying value					$ 51,786		0				$ 0
Truss - Investment in Associate | Molson Coors Canada (the "Partner")
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		57.50%
Number of shares held | shares		57,500
Number of warrants granted | shares		11,500,000
Period of warrants granted		3 years
Warrants issued during period, weighted average exercise price | $ / shares		$ 6.00
Belleville Complex Inc | Joint Ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			25.00%
Proportion of ownership interest in joint venture held by partners			75.00%
Area of property | ft²			1.5
Interest rate			4.00%
Tenant period			20 years
Interest income			$ 454
Carrying value
HEXOMed | Joint Ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture held by partners					33.34%
Capitalized transaction costs					$ 125		0
Share of net loss					(168)		0
Cash consideration of investment					1,106		0
Carrying value					$ 1,063		$ 0				$ 0
Total cash contribution | €									€ 250
Additional cash contribution | €									€ 500
Percentage increase in interest					51.00%

[1]	Restated